MINERAL PROPERTIES, PLANT AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Allocated goodwill			$ 6,472
Bolivar CGU [member]
IfrsStatementLineItems [Line Items]
Impairment loss			13,830
Reversal of impairment loss	$ 4,088
Porco CGU [member]
IfrsStatementLineItems [Line Items]
Impairment loss			$ 8,802
Mining property [member]
IfrsStatementLineItems [Line Items]
Plant and equipment included right-of-use	2,926	$ 2,395
Depreciation on right of use assets	$ 509	$ 677